Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities fair value measured on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	As of December 31,
	2012	2011
Assets:
Foreign exchange contracts-forwards	$11	$58
Deferred compensation investments in cash surrender life insurance	77	69
Deferred compensation investments in mutual funds	23	23
Total	$111	$150
Liabilities:
Foreign exchange contracts-forwards	$82	$31
Deferred compensation plan liabilities	110	97
Total	$192	$128

We utilize the income approach to measure the fair value for our derivative assets and liabilities. The income approach uses pricing models that rely on market observable inputs such as yield curves, currency exchange rates and forward prices, and therefore are classified as Level 2.
Fair value for our deferred compensation plan investments in Company-owned life insurance is reflected at cash surrender value. Fair value for our deferred compensation plan investments in mutual funds is based on quoted market prices for actively traded investments similar to those held by the plan. Fair value for deferred compensation plan liabilities is based on the fair value of investments corresponding to employees’ investment selections, based on quoted prices for similar assets in actively traded markets.
Summary of Other Financial Assets and Liabilities Fair Value Measured on a Nonrecurring Basis
The estimated fair values of our other financial assets and liabilities fair value measured on a nonrecurring basis were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,246	$1,246	$902	$902
Accounts receivable, net	2,866	2,866	2,600	2,600
Short-term debt	1,042	1,051	1,545	1,622
Long-term debt	7,447	8,040	7,088	7,496

The fair value amounts for Cash and cash equivalents and Accounts receivable, net, approximate carrying amounts due to the short maturities of these instruments. The fair value of Short and Long-term debt was estimated based on quoted market prices for publicly traded securities (Level 1) or on the current rates offered to us for debt of similar maturities (Level 2). The difference between the fair value and the carrying value represents the theoretical net premium or discount we would pay or receive to retire all debt at such date.